Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000010996 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000010996 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000010996 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000010996 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000010996 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000010996 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000010996 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000010996 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000010996 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.88%
C000010996 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.69%
C000010995 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000010995 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000010995 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000010995 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000010995 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000010995 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000010995 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000010995 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000010995 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.88%
C000010995 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.69%
C000010994 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000010994 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000010994 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000010994 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000010994 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000010994 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000010994 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000010994 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000010994 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.88%
C000010994 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.69%
C000010992 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000010992 [Member] | Agency Collateralized Mortgage Oblizations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000010992 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000010992 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000010992 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000010992 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000010992 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000010992 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000010992 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.88%
C000010992 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.69%
C000130079 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%
C000130079 [Member] | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000130079 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.69%
C000130079 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000130079 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000130079 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000130079 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
C000130079 [Member] | Technology Media and Telecommunication [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000130079 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
C000130079 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000130079 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000130079 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.96%
C000130079 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130079 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000130079 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000130079 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000130079 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.94%
C000130079 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130079 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000130079 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000130080 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%
C000130080 [Member] | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000130080 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.69%
C000130080 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000130080 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000130080 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000130080 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
C000130080 [Member] | Technology Media and Telecommunication [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000130080 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
C000130080 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000130080 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000130080 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.96%
C000130080 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130080 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000130080 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000130080 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000130080 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.94%
C000130080 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130080 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000130080 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000130082 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%
C000130082 [Member] | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000130082 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.69%
C000130082 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000130082 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000130082 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000130082 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
C000130082 [Member] | Technology Media and Telecommunication [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000130082 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
C000130082 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000130082 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000130082 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.96%
C000130082 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130082 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000130082 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000130082 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000130082 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.94%
C000130082 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130082 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000130082 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	4.37%